FINANCIAL RISK MANAGEMENT - Concentration of Financial Instruments Exposed to Credit Risk - Economic Factors (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		S/ 179,870,703	S/ 171,212,821
Financial instruments with exposure to credit risk [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		179,870,703	171,212,821
Financial assets at amortised cost, class [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		148,104,567	141,217,038
Central Reserve Bank of Peru [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		29,831,618	26,136,956
Central Reserve Bank of Peru [Member] | Financial assets at amortised cost, class [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		21,166,346	16,307,372
Financial services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		19,258,461	17,502,389
Financial services [Member] | Financial assets at amortised cost, class [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		13,281,408	13,237,970
Manufacturing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		17,073,192	18,314,303
Manufacturing [Member] | Financial assets at amortised cost, class [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		15,608,834	16,840,385
Mortgage loans [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		18,985,407	16,997,464
Mortgage loans [Member] | Financial assets at amortised cost, class [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		18,985,407	16,997,464
Consumer loans [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		14,809,503	13,384,611
Consumer loans [Member] | Financial assets at amortised cost, class [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		14,809,503	13,384,611
Microbusiness loans [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		13,902,760	13,150,811
Microbusiness loans [Member] | Financial assets at amortised cost, class [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		13,902,760	13,150,811
Commerce [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		13,122,753	13,121,726
Commerce [Member] | Financial assets at amortised cost, class [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		12,636,843	12,752,836
Government and public administration [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		12,750,303	12,147,380
Government and public administration [Member] | Financial assets at amortised cost, class [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		3,985,158	4,768,891
Electricity, gas and water [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		5,443,235	6,397,292
Electricity, gas and water [Member] | Financial assets at amortised cost, class [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		3,014,319	4,312,044
Community services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		4,864,225	4,466,923
Community services [Member] | Financial assets at amortised cost, class [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		4,858,427	4,459,532
Communications, storage and transportation [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		5,569,128	5,718,776
Communications, storage and transportation [Member] | Financial assets at amortised cost, class [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		4,421,095	4,377,933
Mining [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		3,410,973	2,852,646
Mining [Member] | Financial assets at amortised cost, class [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		3,195,049	2,661,615
Construction [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		2,436,842	2,237,871
Construction [Member] | Financial assets at amortised cost, class [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		2,089,164	1,848,063
Agriculture [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		3,069,991	2,605,754
Agriculture [Member] | Financial assets at amortised cost, class [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		3,050,141	2,546,889
Insurance [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		129,857	1,881,794
Insurance [Member] | Financial assets at amortised cost, class [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		123,771	1,862,688
Education, health and other services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		2,067,020	1,722,982
Education, health and other services [Member] | Financial assets at amortised cost, class [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		1,364,542	1,296,293
Real Estate and Leasing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		8,604,012	8,101,396
Real Estate and Leasing [Member] | Financial assets at amortised cost, class [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		7,158,667	6,423,262
Fishing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		417,388	449,019
Fishing [Member] | Financial assets at amortised cost, class [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		417,067	445,603
Others
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		4,124,035	4,022,728
Others | Financial assets at amortised cost, class [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		4,036,066	3,542,776
Financial assets at fair value through profit or loss, classified as held for trading, category [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	4,942,869	4,278,762
Financial assets at fair value through profit or loss, classified as held for trading, category [Member] | Central Reserve Bank of Peru [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	0	0
Financial assets at fair value through profit or loss, classified as held for trading, category [Member] | Financial services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	2,856,512	1,640,578
Financial assets at fair value through profit or loss, classified as held for trading, category [Member] | Manufacturing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	202,554	97,425
Financial assets at fair value through profit or loss, classified as held for trading, category [Member] | Mortgage loans [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	0	0
Financial assets at fair value through profit or loss, classified as held for trading, category [Member] | Consumer loans [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	0	0
Financial assets at fair value through profit or loss, classified as held for trading, category [Member] | Microbusiness loans [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	0	0
Financial assets at fair value through profit or loss, classified as held for trading, category [Member] | Commerce [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	21,228	27,021
Financial assets at fair value through profit or loss, classified as held for trading, category [Member] | Government and public administration [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	1,581,527	1,790,176
Financial assets at fair value through profit or loss, classified as held for trading, category [Member] | Electricity, gas and water [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	91,055	101,939
Financial assets at fair value through profit or loss, classified as held for trading, category [Member] | Community services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	0	0
Financial assets at fair value through profit or loss, classified as held for trading, category [Member] | Communications, storage and transportation [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	17,306	24,678
Financial assets at fair value through profit or loss, classified as held for trading, category [Member] | Mining [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	41,687	31,094
Financial assets at fair value through profit or loss, classified as held for trading, category [Member] | Construction [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	20,847	15,068
Financial assets at fair value through profit or loss, classified as held for trading, category [Member] | Agriculture [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	1,963	13,440
Financial assets at fair value through profit or loss, classified as held for trading, category [Member] | Insurance [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	5,100	19,106
Financial assets at fair value through profit or loss, classified as held for trading, category [Member] | Education, health and other services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	4,543	5,419
Financial assets at fair value through profit or loss, classified as held for trading, category [Member] | Real Estate and Leasing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	43,203	62,597
Financial assets at fair value through profit or loss, classified as held for trading, category [Member] | Fishing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	321	3,416
Financial assets at fair value through profit or loss, classified as held for trading, category [Member] | Others
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	55,023	446,805
Designated at inception
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		620,544	521,186
Designated at inception | Central Reserve Bank of Peru [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
Designated at inception | Financial services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		237,240	161,498
Designated at inception | Manufacturing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		36,686	38,586
Designated at inception | Mortgage loans [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
Designated at inception | Consumer loans [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
Designated at inception | Microbusiness loans [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
Designated at inception | Commerce [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		12,468	11,377
Designated at inception | Government and public administration [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		12,994	41,060
Designated at inception | Electricity, gas and water [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		50,929	42,705
Designated at inception | Community services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
Designated at inception | Communications, storage and transportation [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		59,392	36,794
Designated at inception | Mining [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		27,875	5,749
Designated at inception | Construction [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		3,967	1,913
Designated at inception | Agriculture [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
Designated at inception | Insurance [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
Designated at inception | Education, health and other services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		53,792	21,518
Designated at inception | Real Estate and Leasing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		125,201	159,986
Designated at inception | Fishing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
Designated at inception | Others
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At fair value through other comprehensive income (Debt instruments)
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		26,202,723	25,195,835
At fair value through other comprehensive income (Debt instruments) | Central Reserve Bank of Peru [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		8,665,272	9,829,584
At fair value through other comprehensive income (Debt instruments) | Financial services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		2,883,301	2,462,343
At fair value through other comprehensive income (Debt instruments) | Manufacturing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		1,225,118	1,337,907
At fair value through other comprehensive income (Debt instruments) | Mortgage loans [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At fair value through other comprehensive income (Debt instruments) | Consumer loans [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At fair value through other comprehensive income (Debt instruments) | Microbusiness loans [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At fair value through other comprehensive income (Debt instruments) | Commerce [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		452,214	330,492
At fair value through other comprehensive income (Debt instruments) | Government and public administration [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		7,170,624	5,547,253
At fair value through other comprehensive income (Debt instruments) | Electricity, gas and water [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		2,286,932	1,940,604
At fair value through other comprehensive income (Debt instruments) | Community services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		5,798	7,391
At fair value through other comprehensive income (Debt instruments) | Communications, storage and transportation [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		1,071,335	1,279,371
At fair value through other comprehensive income (Debt instruments) | Mining [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		146,362	154,188
At fair value through other comprehensive income (Debt instruments) | Construction [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		322,864	372,827
At fair value through other comprehensive income (Debt instruments) | Agriculture [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		17,887	45,425
At fair value through other comprehensive income (Debt instruments) | Insurance [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		986	0
At fair value through other comprehensive income (Debt instruments) | Education, health and other services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		644,143	399,752
At fair value through other comprehensive income (Debt instruments) | Real Estate and Leasing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		1,276,941	1,455,551
At fair value through other comprehensive income (Debt instruments) | Fishing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At fair value through other comprehensive income (Debt instruments) | Others
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		S/ 32,946	S/ 33,147

[1]	It includes non-trading investments that did not pass SPPI test.